Discontinued Operations - (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
REVENUES		$ 2,265,425
COST OF REVENUES		1,406,787
GROSS PROFIT		858,638
OPERATING EXPENSES:
Selling		545,824
General and administrative		909,818
Research and development		695,294
Long-live assets impairment		2,621,079
Total operating expenses		4,772,015
LOSS FROM OPERATIONS		(3,913,377)
OTHER INCOME (EXPENSE)
Interest income		1,282
Interest expense		(22,808)
Other (expense) income, net		(166,516)
Total other income (expense), net		(188,042)
LOSS BEFORE INCOME TAXES		(4,101,419)
PROVISION FOR (BENEFIT OF) INCOME TAXES
NET LOSS FROM DISCONTINUED OPERATIONS		$ (4,101,419)